As filed with the Securities and Exchange Commission on March 30, 2007
                                     Investment Company Act File Number 811-3955


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                    NEW YORK DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1: SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2007
(UNAUDITED)
===============================================================================


                                                                                                                     Ratings (a)
                                                                                                                   ----------------
    Face                                                                         Maturity   Current     Value              Standard
   Amount                                                                          Date    Coupon (b)  (Note 1)    Moody's & Poor's
---------                                                                         ------   ----------  --------    ------- --------
Put Bonds (c) (3.79%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 7,670,000  ABN AMRO Munitops Certificates Trust - Series 2002-33
             (Port Authority of New York and New Jersey Consolidated
             Bonds, 128th Series)
             Insured by FSA                                                      02/22/07    3.80%   $  7,670,000   VMIG-1
  8,900,000  New York State Environment Quality GO - Series 1998G
             LOC West LB AG                                                      07/12/07    3.58       8,900,000   VMIG-1     A-1+
-----------                                                                                          ------------
 16,570,000  Total Put Bonds                                                                            16,570,000
-----------                                                                                          ------------
Tax Exempt Commercial Paper (2.29%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 7,000,000  New York State Dormitory Authority (Columbia University) -Series C  02/08/07    3.45%   $  7,000,000              A-1+
  3,000,000  New York State Environment Quality
             LOC Bayerische Landesbank / Landesbank Hessen                       02/13/07    3.51       3,000,000      P-1     A-1+
-----------                                                                                          ------------
 10,000,000  Total Tax Exempt Commercial Paper                                                         10,000,000
-----------                                                                                          ------------
Tax Exempt General Obligation Notes & Bonds (d) (9.06%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,250,000  Albany, NY BAN                                                      07/12/07    3.90%   $  2,253,334
  3,200,000  Board of Cooperative Educatioal Services
             of Monroe and Orleans Counties, NY                                  06/29/07    3.85       3,208,113
  3,000,000  Dobbs Ferry, NY Union Free School District                          04/03/07    3.60       3,000,735
  2,100,000  Liverpool, NY CSD BAN                                               08/16/07    3.70       2,103,259
  5,500,000  Livingston County, NY BAN                                           11/02/07    3.58       5,526,703
 10,000,000  Marcellus, NY CSD BAN                                               07/20/07    3.84      10,029,401
  2,400,000  Ostego County, NY Oneonta City School District                      06/27/07    3.75       2,403,466
  3,000,000  Seneca County, NY Seneca Falls CSD BAN                              06/21/07    3.78       3,004,154
  1,055,000  Ulster, NY BAN                                                      02/07/07    3.35       1,055,168
  4,500,000  Warren County, NY Glens Falls City School District                  06/19/07    3.68       4,513,441
  2,500,000  Whitney Point, NY CSD BAN                                           08/10/07    3.73       2,500,872
-----------                                                                                          ------------
 39,505,000  Total Tax Exempt General Obligation Notes & Bonds                                         39,598,646
-----------                                                                                          ------------
Variable Rate Demand Instruments (e) (85.19%)
-----------------------------------------------------------------------------------------------------------------------------------
$10,000,000  ABN AMRO Munitops Certificate Trust 2005- 60
             (New York State Thruway Authority, Series G)
             Insured by FSA                                                      08/01/13    3.64%   $ 10,000,000      P-1     A-1
  5,300,000  Clinton County, NY International Development Agency
             (Champlain Valley Phyaicians Hospital Medical Center)-Series 2006A
             LOC Key Bank, N.A.                                                  07/01/17    3.62       5,300,000   VMIG-1
  1,900,000  Dutchess County, NY IDA (Marist College) - Series 2005A
             LOC Bank of New York                                                07/01/35    3.62       1,900,000              A-1+
  1,120,000  Dutchess County, NY IDA Civil Facilities RB
             (Trinity - Pawling School Corporation)
             LOC Allied Irish Bank PLC                                           10/01/32    3.58       1,120,000   VMIG-1
 12,155,000  Eagle Tax - Exempt Trust - Series 963206
             (New York State Urban Development Corporation)                      07/01/16    3.66      12,155,000              A-1+
  2,000,000  Eagle Tax-Exempt Trust Series 20015101(Puerto Rico Infrastructure
             Financing Authority Special Obligation Bonds 2000 - Series A)
             Collateralized by SLGs Securities                                   10/01/34    3.62       2,000,000              A-1+
  2,210,000  Erie County, NY IDA (Hauptman - Woodard Project) - Series 2004
             LOC KeyBank, N.A.                                                   03/01/24    3.69       2,210,000      P-1     A-1
  2,000,000  Floater Trust Series L29
             Related to Dormitory Authority of the State of New York St. Luke's-
             Roosevelt Hospital Center - Series 2005                             08/15/25    3.54       2,000,000              A-1
  2,360,000  Floating Rate Trust Receipts - Series 2003 M8J
             (New York State Dormitory Authority, State University Educational
             Facilities Issue) - Series 2002B
             Insured by FGIC                                                     11/15/29    3.51       2,360,000   VMIG-1
  5,000,000  Floating Rate Trust Receipts - Series 2006 K1
             (New York State Dormitory
             Authority, Columbia University) RB Series 2006A                     07/01/26    3.51       5,000,000   VMIG-1
  1,000,000  Forest City New Rochelle, NY
             (Revenue Certificates of Trust) Series 2003
             LOC Wachovia Bank, N.A.                                             06/01/11    3.63       1,000,000   VMIG-1
    600,000  Long Island Power Authority, NY RB (Electric System) - Series 1A
             LOC Bayerische Landesbank /
             Landesbank Baden - Wurttemberg                                      05/01/33    3.46         600,000   VMIG-1     A-1+
  1,735,000  Long Island Power Authority, NY RB (Electric System)
             - Series 2003D-O
             Insured by FSA                                                      12/01/29    3.47       1,735,000   VMIG-1     A-1+
    980,000  Merlots Series 2001 - A30
             (New York State Dormitory Authority) RB - Series 1996E
             Insured by AMBAC Assurance Corporation                              02/15/18    3.52         980,000   VMIG-1
  4,000,000  Metropolitan Transit Authority, NY - Series 2004D
             Insured by AMBAC Assurance Corporation                              11/01/34    3.56       4,000,000              A-1+
  5,000,000  Metropolitan Transportation RB - Series 2005E -2
             LOC Fortis Bank S.A./N.V.                                           11/01/35    3.56       5,000,000   VMIG-1     A-1+
  7,000,000  Metropolitan Transportation RB - Series 2005E-1
             LOC Fortis Bank S.A./N.V.                                           11/01/35    3.58       7,000,000   VMIG-1     A-1+
  2,500,000  Monroe County, NY IDA
             (Rochester Institute of Technology Project) -Series 1999A
             LOC Wachovia Bank, N.A.                                             06/01/29    3.50       2,500,000   VMIG-1
  2,500,000  Monroe County, NY IDA
             (DePaul Properties, Inc. Project) -Series 2006
             LOC Key Bank, N.A.                                                  06/01/26    3.62       2,500,000   VMIG-1
  2,495,000  Morgan Stanley Floating Rate Trust Certificates - Series 2004-950
             (New York City, NY Trust for Cultural Resources RB - Series 2004)
             Insured by FGIC                                                     02/01/34    3.63       2,495,000   VMIG-1
  1,000,000  New York City, NY Housing (West 48th Street Development)- Series A
             Guarenteed by Federal National Mortgage Association                 01/15/34    3.51       1,000,000              A-1+
  4,200,000  New York City, NY IDA
             LOC Bank of New York                                                03/01/34    3.62       4,200,000              A-1+
  5,000,000  New York City Municipal Water Finance Authority - Series A
             Insured by MBIA                                                     06/15/35    3.51       5,000,000   VMIG-1     A-1
 11,060,000  New York City, NY GO Fiscal 2004 - Series A-3
             LOC BNP Paribas                                                     08/01/31    3.45      11,060,000   VMIG-1     A-1+
 12,000,000  New York, NY GO Fiscal 1996 - Series J-2
             LOC West LB AG                                                      02/15/16    3.46      12,000,000   VMIG-1     A-1+
    400,000  New York, NY GO - Series A-5
             LOC KBC Bank                                                        08/01/16    3.65         400,000   VMIG-1     A-1
  1,000,000  New York, NY GO - Series E-4
             LOC State Street Bank & Trust Company                               08/01/21    3.65       1,000,000   VMIG-1     A-1+
  8,545,000  New York, NY GO Fiscal 1993 - Series A-6
             LOC Landesbank Hesses - Thuringen Girozentrale                      08/01/19    3.45       8,545,000   VMIG-1     A-1+
  4,500,000  New York, NY GO Fiscal 1994 - Series H-4
             Insured by AMBAC Assurance Corporation                              08/01/15    3.46       4,500,000   VMIG-1     A-1+
  5,590,000  New York City, NY GO Fiscal 1995 - Series B-9
             LOC JPMorgan Chase Bank, N.A.                                       08/15/23    3.46       5,590,000   VMIG-1     A-1+
  2,350,000  New York City, NY GO Fiscal 1995 - Series F-3
             LOC JPMorgan Chase Bank, N.A.                                       02/15/13    3.47       2,350,000   VMIG-1     A-1+
  1,300,000  New York City, NY HDC (Columbus Apartment Project) - Series 1995A
             Collateralized by Federal National Mortgage Association             03/15/25    3.45       1,300,000              A-1+
  3,160,000  New York City, NY HDC MHRB
             (941 Hoe Avenue Apartment) - Series 2004A
             LOC KeyBank, N.A.                                                   06/15/37    3.52       3,160,000              A-1
  2,400,000  New York City, NY HDC MHRB
             (Manhattan Court Development) - Series 2004A
             LOC Citibank, N.A.                                                  06/01/36    3.53       2,400,000              A-1+
  2,610,000  New York City, NY IDA Civic Facilities RB
             (American Society Technion Project) - Series 2003
             LOC Allied Irish Bank. PLC                                          10/01/33    3.46       2,610,000   VMIG-1
  3,865,000  New York City, NY IDA Civic Facilities RB
             (Convent Sacred Heart School) - Series 2002
             LOC Wachovia Bank, NA                                               11/01/32    3.59       3,865,000   VMIG-1
  1,275,000  New York City, NY IDA Civic Facilities RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York                                                05/01/11    3.76       1,275,000   VMIG-1
  1,030,000  New York City, NY IDA Civic Facilities RB
             (MSMC Realty Corporation Project) - Series 2001
             LOC JPMorgan Chase Bank, N.A.                                       01/01/31    3.47       1,030,000   VMIG-1     A-1+
 16,700,000  New York City, NY IDA Special Facility RB
             (Korean Airlines Company Limited Project) - Series 1997B
             LOC HSBC Bank USA, N.A.                                             11/01/24    3.54      16,700,000   VMIG-1     A-1+
  1,360,000  New York City, NY IDRB (Abigal Press Inc., Project) - Series 2002
             LOC JPMorgan Chase Bank, N.A.                                       12/01/18    3.90       1,360,000              A-1+
  1,500,000  New York City, NY MHRB (Peter Cintron Apartments) - Series 2004A
             LOC KeyBank, N.A.                                                   06/15/37    3.52       1,500,000              A-1
  1,500,000  New York City, Transitional Finance Authority
             - Series 2003-3E                                                    11/01/22    3.70       1,500,000   VMIG-1     A-1+
  2,240,000  New York Metropolitan Transit Authority - Series 2005
             LOC BNP Paribas                                                     11/01/26    3.69       2,240,000   VMIG-1     A-1+
  3,415,000  New York State Dormitory Authority
             (Hospital Insured Mortgage RB) - Series 2004-M2                     02/15/13    3.51       3,415,000   VMIG-1
  3,000,000  New York State Dormitory Authority
             Mental Health Service Authority Improvement RB - Series 2003
             Insured by FSA                                                      02/15/21    3.56       3,000,000              A-1+
  2,250,000  New York State Dormitory Authority RB - Series 1492
             Insured by GNMA                                                     02/15/41    3.63       2,250,000              A-1
  1,100,000  New York State Dormitory Authority
             (Oxford University Press Inc.) - Series 1993
             LOC Landesbank Hessen                                               07/01/23    3.75       1,100,000   VMIG-1
  5,000,000  New York State Dormitory Authority Revenues
             (Catholic Health System Obligation) - Series C
             LOC HSBC Bank US                                                    07/01/22    3.59       5,000,000   VMIG-1
  1,500,000  New York State Energy Research & Development Authority
             (Con Edison Company) - Series 2004 C -3
             LOC Citibank, N. A.                                                 11/01/39    3.50       1,500,000   VMIG-1     A-1+
  1,000,000  New York State Energy Research & Development Authority Electric
             Facilities RB (Long Island Lighting Company Project) - Series 1997A
             LOC Royal Bank of Scotland PLC                                      12/01/27    3.50       1,000,000   VMIG-1
  2,700,000  New York State Energy Research & Development Authority
             (Con Edison Co., NY) - Series 2005A -2
             LOC Wachovia Bank, N.A.                                             05/01/39    3.46       2,700,000   VMIG-1     A-1+
  4,000,000  New York State Housing Finance Agency RB
             (Taconic West 17th Street Project) - Series 2006 A
             LOC Landesbank Baden - Wurttemberg                                  11/01/39    3.54       4,000,000   VMIG-1
 10,000,000  New York State Housing Finance Agency
             (Tribeca Green Housing RB) - Series 2004A & 2003B
             LOC Landesbank Hessen - Thuringen Girozentrale                      11/01/36    3.43      10,000,000   VMIG-1
 11,000,000  New York State Housing Finance Agency RB
             (Normandie Court II Project) - Series 1999A
             Guaranteed by Federal Home Loan Mortgage Corporation                11/01/29    3.51      11,000,000   VMIG-1
  9,000,000  New York State Housing Finance Agency RB
             (100 Maiden Lane) - Series 2004A
             LOC Bank of New York                                                11/01/37    3.47       9,000,000   VMIG-1
 11,300,000  New York State Housing Finance Agency RB
             (250 West 50th Street) - Series 1997A
             Guaranteed by Federal National Mortgage Association                 05/01/29    3.50      11,300,000   VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             (350 West 43th Street Project) - Series 2004A
             LOC Landesbank Hessen - Thuringen Girozentrale                      11/01/34    3.53       5,000,000   VMIG-1
  1,750,000  New York State Housing Finance Agency RB
             (Archstone Westbury) - Series 2004A
             LOC JPMorgan Chase Bank, N.A.                                       11/01/36    3.55       1,750,000   VMIG-1
  5,000,000  New York State Housing Finance Agency
             State Personal Income Tax RB
             (Economic Development and Housing) -Series 2005C
             Insured by FGIC                                                     03/15/33    3.46       5,000,000              A-1+
  9,000,000  New York State Housing Finance Agency RB
             Collateralized by Federal National Mortgage Association             11/01/33    3.48       9,000,000   VMIG-1
  3,000,000  New York State Local Government Assistance Corporation Series 1995G
             LOC Bank of Nova Scotia                                             04/01/25    3.45       3,000,000   VMIG-1     A-1+
    900,000  New York State Local Government Assistance Corporation Series 1995B
             LOC Bank of Nova Scotia                                             04/01/25    3.40         900,000   VMIG-1     A-1+
 11,440,000  New York State MHRB (Normandie Court I Project)- Series 1991A
             LOC Landesbank Hessen - Thuringen Girozentrale                      05/15/15    3.48      11,440,000   VMIG-1     A-1+
  3,300,000  New York State HFA RB (1115 First Avenue) - Series 2005A
             LOC KeyBank, N.A.                                                   11/01/34    3.55       3,300,000   VMIG-1
  5,380,000  New York City, New York GO Bonds                                    08/01/31    3.45       5,380,000   VMIG-1     A-1+
  3,220,000  New York City,  New York GO Bonds
             LOC Bank of New York                                                08/01/20    3.46       3,220,000   VMIG-1     A-1+
  8,400,000  New York City, NY  - Subseries H-6
             LOC Fleet Bank                                                      03/01/34    3.48       8,400,000   VMIG-1     A-1
  3,000,000  New York, NY City HDC Multi-Family Mortgage RB
             (201 Pearl Street Development) - Series
             Collateralized by Federal National Mortgage Association             10/15/41    3.45       3,000,000              A-1+
 10,000,000  New York, NY GO Bonds Fiscal 2006 - Series F-3
             LOC Royal Bank of Scotland PLC                                      09/01/35    3.58      10,000,000   VMIG-1     A-1+
  1,500,000  New York City, NY Housing Facility RB
             LOC Lloyds PLC                                                      12/01/39    3.62       1,500,000   VMIG-1
  3,900,000  New York, NY Housing Facility RB
             Collateralized by Federal National Mortgage Association             05/15/36    3.52       3,900,000   VMIG-1
  3,500,000  Newburgh, NY IDA Civil Facility RB(Community Development Properties
             Dubois St. II, Inc Project) - Series 2005-A
             LOC KeyBank, N.A.                                                   10/01/30    3.64       3,500,000   VMIG-1
  2,000,000  NY Municipal Securities Trust Certificates Class A                  07/01/18    3.59       2,000,000   VMIG-1
  3,825,000  Onandaga County, NY IDA (Onandaga Community College)- Series 2005A
             LOC Citizens Bank, N.A.                                             12/01/30    3.61       3,825,000              A-1+
  2,100,000  Port Authority of New York & New Jersey Versatile Structure
             Obligation RB - Series 3                                            06/01/20    3.66       2,100,000   VMIG-1     A-1+
  3,000,000  ROCs II - R Trust Series 458 (New York State Thruway Authority,
             General Highway and Bridge Trust Fund Bonds - Series 2005B)
             Insured by AMBAC Assurance Corporation                              04/01/20    3.65       3,000,000   VMIG-1
 10,480,000  ROCs II - R Trust Series 2019
             (New York City Transitional Finance Authority - Series 2003E)
             Insured by MBIA Insurance Corp.                                     02/01/20    3.65      10,480,000   VMIG-1
  5,000,000  Societe Generale Municipal Securities
             Trust Receipts - Series 1997 SGB 25 (New York City, NY
             Municipal Water Finance Authority RB Series 1997B)
             Insured by MBIA Insurance Corp.                                     06/15/23    3.64       5,000,000              A-1+
  1,900,000  St. Lawrence County, NY IDA
             Civic Facility RB
             LOC Key Bank, N.A.                                                  12/01/31    3.64       1,900,000   VMIG-1
  4,000,000  Suffolk County, NY IDA Civic Facility RB
             LOC KBC Bank                                                        12/01/36    3.58       4,000,000              A-1+
 10,000,000  The City of New York, NY GO Bonds Series 2006 I-8
             LOC Bank of America, N.A.                                           04/01/36    3.70      10,000,000   VMIG-1     A-1+
  5,000,000  TOCs - Series 2001-1 (Puerto Rico Infrastructure Financing
             Authority Special Obligation Bonds 2000 - Series A)
             Collateralized by SLGs Securities                                   04/01/27    3.62       5,000,000              A-1+
  5,000,000  TOCs - Series 2001-2
             (Puerto Rico Public Improvement GO Bonds - Series 2001)
             Insured by FSA                                                      07/01/19    3.62       5,000,000              A-1+
 10,000,000  Triborough Building & Tunnel Authority General Revenue Refunding
             Bonds - Series 2002F                                                11/01/32    3.62      10,000,000   VMIG-1     A-1+
-----------                                                                                          ------------
372,300,000  Total Variable Rate Demand Instruments                                                   372,300,000
-----------                                                                                          ------------

Variable Rate Demand Instrument - Private Placement (e) (0.69%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
             LOC UBS AG                                                          09/01/21    5.36%   $  3,000,000      P-1     A-1+
-----------                                                                                          ------------

  3,000,000  Total Variable Rate Demand Instrument - Private Placement                                  3,000,000
-----------                                                                                          ------------
             Total Investments (101.02%) (Cost $441,468,646)                                         $441,468,646
             Liabilities in excess of cash and other assets (-1.02%)                                  (4,436,811)
                                                                                                     ------------
             Net Assets (100.00%)                                                                    $437,031,835
                                                                                                     ============


FOOTNOTES:

Note 1 - Valuation of Securities

     Investments are valued at amortized cost, which approximates  market value.
     Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
     BAN     =   Bond Anticipation Note                           IDRB      =    Industrial Development Revenue Bond
     CSD     =   Central School District                          LOC       =    Letter of Credit
     FGIC    =   Financial Guaranty Insurance Company             MHRB      =    Multi-Family Revenue Housing Bond
     FSA     =   Financial Security Assurance                     RB        =    Revenue Bond
     GO      =   General Obligation                               ROCs      =    Reset Option Certificates
     GNMA    =   Government National Mortgage Association         SLG       =    State and Local Government Securities
     HDC     =   Housing Development Corporation                  TOCs      =    Tender Option Certificates
     HFA     =   Housing Finance Authority
     IDA     =   Industrial Development Authority





ITEM 2: CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: March 30, 2007

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: March 30, 2007

* Print the name and title of each signing officer under his or her signature.